Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative financial assets	$ 169,996	$ 138,035	$ 185,551
Derivative financial liabilities	183,814	142,117	180,636
Notional values related to derivative financial assets and liabilities	13,947,000	12,913,000	12,602,000
Other notional amounts	18,519,000	18,465,000	17,223,000
Interest rate
Derivative [Line Items]
Derivative financial assets	38,000	38,500	41,400
Derivative financial liabilities	33,600	34,200	36,600
Notional values related to derivative financial assets and liabilities	3,680,000	3,716,000	3,644,000
Other notional amounts	18,031,000	18,048,000	16,844,000
Credit derivatives
Derivative [Line Items]
Derivative financial assets	3,200	3,200	3,100
Derivative financial liabilities	3,400	3,600	3,700
Notional values related to derivative financial assets and liabilities	132,000	173,000	144,000
Foreign exchange
Derivative [Line Items]
Derivative financial assets	78,500	49,500	100,900
Derivative financial liabilities	88,800	51,100	94,600
Notional values related to derivative financial assets and liabilities	8,214,000	7,248,000	7,207,000
Other notional amounts	372,000	294,000	269,000
Equity / index
Derivative [Line Items]
Derivative financial assets	45,400	40,900	36,900
Derivative financial liabilities	53,800	48,000	42,700
Notional values related to derivative financial assets and liabilities	1,579,000	1,419,000	1,365,000
Other notional amounts	98,000	104,000	93,000
Commodities
Derivative [Line Items]
Derivative financial assets	4,300	5,000	2,600
Derivative financial liabilities	3,500	4,200	2,200
Notional values related to derivative financial assets and liabilities	174,000	180,000	155,000
Other notional amounts	19,000	19,000	17,000
Other
Derivative [Line Items]
Derivative financial assets	600	900	600
Derivative financial liabilities	700	1,100	800
Notional values related to derivative financial assets and liabilities	$ 168,000	$ 178,000	$ 87,000